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[JOHN HANCOCK FUNDS LOGO] JOHN HANCOCK FUNDS
                          A Global Investment Management Firm
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                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603





March 5, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   John Hancock Series, Inc.
       John Hancock Global Resources Fund
       John Hancock Money Market Fund
       John Hancock Government Income Fund
       John Hancock High Yield Bond Fund
       John Hancock High Yield Tax-Free Fund
       John Hancock Emerging Growth Fund
       File Nos. 811-5254; 33-16048

      CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated March 1, 1996 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/ Marilyn Lutzer
Marilyn Lutzer









------------------------------------------------------------ [JOHN HANCOCK LOGO]
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -
John Hancock Investor Services Corporation - The Patriot Group, Inc.
John Hancock Advisers International, Ltd. - NM Capital Management, Inc. - Sovereign Asset Management Corporation
*Member of National Association Securities Dealers, Inc.